Risk management - Significant concentration of credit risk (Details) - Financial assets past due but not impaired [member] - Accounts receivable - COP ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Risk management
Financial assets	$ 504	$ 258
Less than 3 months overdue
Risk management
Financial assets	109	178
Between 3 and 6 months overdue
Risk management
Financial assets	88	15
More than 6 months overdue
Risk management
Financial assets	$ 307	$ 65